Annual Fund Operating Expenses - First Trust Flexible Municipal High Income ETF - First Trust Flexible Municipal High Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%

[1]	Pursuant to a change to the Fund's principal investment strategies on September 18, 2026, the Fund no longer invests up to 10% of its net assets in closed-end investment companies. Accordingly, acquired fund fees and expenses have been restated to reflect the Fund's current holdings. Prior to such change, annual fund operating expenses included acquired fund fees and expenses of 0.26% of average daily net assets based on the Fund’s holdings during the fiscal year ended August 31, 2025.